Earnings per share	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Earnings per share
17	Earnings per share

Profit attributable to ordinary shareholders

	2018	2017	2016
	(€’000)
Profit attributable to ordinary shareholders	31,118	39,067	38,336

Basic earnings per share

The calculation of basic earnings per share at December 31, 2018, was based on the profit attributable to ordinary shareholders and a weighted average number of ordinary shares outstanding during the year ended December 31, 2018, of 71,562,000 (for the years; 2017: 71,089,000 and 2016: 70,349,000). Profit is attributable to ordinary shareholders on an equal basis.

Diluted earnings per share

The calculation of diluted earnings per share at December 31, 2018, was based on the profit attributable to ordinary shareholders and a weighted average number of ordinary shares and the impact of dilutive options, restricted shares and performance shares outstanding during the year ended December 31, 2018, of 72,056,000 (for the years; 2017: 71,521,000 and 2016: 71,213,000).

Weighted average number of ordinary shares

	2018	2017	2016
Weighted average number of ordinary shares at December 31,	71,562	71,089	70,349
Dilution effect of share options, restricted and performance shares on issue	494	432	864
Weighted average number of ordinary shares (diluted) at December 31,	72,056	71,521	71,213